UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallington Asset Management, LLC
Address:  8900 Keystone Crossing, Suite 1015
          Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Enrique Rendon
Title:    Chief Compliance Officer
Phone:    317-575-8670

Signature, Place, and Date of Signing:

      /s/ Enrique Rendon              Indianapolis, IN          November 6, 2012
      ------------------              ----------------          ----------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          122
                                         -----------

Form 13F Information Table Value Total:  $   216,520
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M Co.                                   COM      88579Y101       4,647      50,282 SH       Sole                 50,282
AT&T Inc.                                COM      00206R102       3,048      80,836 SH       Sole                 80,836
Abbott Laboratories                      COM      002824100          34         500 SH       Sole                    500
Acco Brands Corp.                        COM      00081T108          21       3,215 SH       Sole                  3,215
Aflac Inc.                               COM      001055102       3,557      74,294 SH       Sole                 74,294
Allstate Corp.                           COM      020002101          12         306 SH       Sole                    306
American Express Co.                     COM      025816109          23         400 SH       Sole                    400
American Tower Corp.                     COM      03027x100       3,961      55,490 SH       Sole                 55,490
Amgen Inc.                               COM      031162100       4,999      59,312 SH       Sole                 59,312
Anglo American PLC (ADR)                 COM      03485P201          32       2,184 SH       Sole                  2,184
Anglogold Ashanti Ltd. (ADR)             COM      035128206          14         400 SH       Sole                    400
Apple Inc.                               COM      037833100          27          40 SH       Sole                     40
BANK OF AMERICA CORP                     COM      060505104          10       1,192 SH       Sole                  1,192
Bank of New York Mellon Corp.            COM      064058100           5         241 SH       Sole                    241
Baxter International Inc.                COM      071813109       2,292      38,024 SH       Sole                 38,024
Berkshire Hathaway Inc. Class            COM      084670702          65         742 SH       Sole                    742
Boeing Co.                               COM      097023105         600       8,616 SH       Sole                  8,616
Bristol-Myers Squibb Co.                 COM      110122108       4,263     126,310 SH       Sole                126,310
CBS Corp                                 COM      124857202          41       1,129 SH       Sole                  1,129
C T I GROUP HOLDINGS INC                 COM      126431105          32     142,000 SH       Sole                142,000
CVS Caremark Corp.                       COM      126650100       6,605     136,420 SH       Sole                136,420
Canadian Natural Resources Ltd           COM      136385101         234       7,600 SH       Sole                  7,600
Caterpillar Inc.                         COM      149123101         124       1,440 SH       Sole                  1,440
Cenovus Energy Inc.                      COM      15135U109       1,633      46,845 SH       Sole                 46,845
Chevron Corp.                            COM      166764100         108         935 SH       Sole                    935
Cisco Systems Inc.                       COM      17275R102       3,960     207,371 SH       Sole                207,371
Coach Inc.                               COM      189754104       5,861     104,630 SH       Sole                104,630
Colgate-Palmolive Co.                    COM      194162103       7,030      65,562 SH       Sole                 65,562
Comcast Corp.                            COM      20030n101         301       8,423 SH       Sole                  8,423
ConocoPhillips                           COM      20825C104       2,312      40,441 SH       Sole                 40,441
Covidien PLC                             COM      G2554F105         365       6,146 SH       Sole                  6,146
Crane Co.                                COM      224399105          48       1,200 SH       Sole                  1,200
Cubic Corp.                              COM      229669106         244       4,880 SH       Sole                  4,880
Cummins Inc.                             COM      231021106         258       2,800 SH       Sole                  2,800
Danaher Corp.                            COM      235851102          15         280 SH       Sole                    280
Devon Energy Corp.                       COM      25179M103           5          75 SH       Sole                     75
EMC Corp.                                COM      268648102       6,831     250,496 SH       Sole                250,496
Edison International                     COM      281020107          41         900 SH       Sole                    900
Eli Lilly & Co.                          COM      532457108         365       7,689 SH       Sole                  7,689
EnCana Corp.                             COM      292505104       1,717      78,342 SH       Sole                 78,342
Exelis Inc.                              COM      30162A108          22       2,164 SH       Sole                  2,164
Express Scripts Inc.                     COM      302182100          75       1,192 SH       Sole                  1,192
Exxon Mobil Corp.                        COM      30231G102       3,906      42,717 SH       Sole                 42,717
Fifth Third Bancorp                      COM      316773100          73       4,696 SH       Sole                  4,696
Firstenergy Corp.                        COM      337932107          87       1,970 SH       Sole                  1,970
Fiserv Inc.                              COM      337738108          13         170 SH       Sole                    170
Freeport-McMoran Copper & Gold           COM      35671D857           4         110 SH       Sole                    110
General Dynamics Corp.                   COM      369550108          33         500 SH       Sole                    500
General Electric Co.                     COM      369604103       5,719     251,856 SH       Sole                251,856
General Mills Inc.                       COM      370334104         120       3,000 SH       Sole                  3,000
Goldman Sachs Group Inc.                 COM      38141G104       2,121      18,662 SH       Sole                 18,662
Groupe Bruxelles Lambert                 COM      012729626          67         900 SH       Sole                    900
Halliburton Co.                          COM      406216101          10         290 SH       Sole                    290
Hanesbrands Inc.                         COM      410345102         165       5,178 SH       Sole                  5,178
Home Depot Inc.                          COM      437076102       8,336     138,080 SH       Sole                138,080
Honeywell International Inc.             COM      438516106       6,146     102,856 SH       Sole                102,856
IDEX Corp.                               COM      45167R104          75       1,800 SH       Sole                  1,800
ITT Corp.                                COM      450911102          22       1,082 SH       Sole                  1,082
Illinois Tool Works Inc.                 COM      452308109          12         200 SH       Sole                    200
INGREDION INC                            COM      457187102           6         100 SH       Sole                    100
Intel Corp.                              COM      458140100       4,248     187,493 SH       Sole                187,493
International Business Machine           COM      459200101       8,250      39,769 SH       Sole                 39,769
Johnson & Johnson                        COM      478160104       4,308      62,522 SH       Sole                 62,522
Kellogg Co.                              COM      487836108         114       2,200 SH       Sole                  2,200
Kimberly-Clark Corp.                     COM      494368103       6,143      71,608 SH       Sole                 71,608
Kohl's Corp.                             COM      500255104       3,798      74,160 SH       Sole                 74,160
Korea Electric Power Corp. (AD           COM      500631106          34       2,700 SH       Sole                  2,700
Linear Technology Corp.                  COM      535678106          10         300 SH       Sole                    300
MACYS INC                                COM      55616P104           4         100 SH       Sole                    100
Manpower Inc.                            COM      56418H100           4         105 SH       Sole                    105
Marathon Oil Corp.                       COM      565849106          41       1,400 SH       Sole                  1,400
Marathon Petroleum Corp.                 COM      56585A102          38         700 SH       Sole                    700
Martin Marietta Materials Inc.           COM      573284106          58         700 SH       Sole                    700
McCormick & Co. Inc.                     COM      579780206         124       2,000 SH       Sole                  2,000
MeadWestvaco Corp.                       COM      583334107         300       9,804 SH       Sole                  9,804
Medtronic Inc.                           COM      585055106       3,691      85,603 SH       Sole                 85,603
Merck & Co. Inc.                         COM      58933Y105         151       3,349 SH       Sole                  3,349
MetLife Inc.                             COM      59156R108       2,585      75,002 SH       Sole                 75,002
Microsoft Corp.                          COM      594918104       5,718     192,143 SH       Sole                192,143
NV Energy Inc.                           COM      67073Y106          54       3,000 SH       Sole                  3,000
News Corp.                               COM      65248E104         193       7,892 SH       Sole                  7,892
Nike Inc.                                COM      654106103         152       1,600 SH       Sole                  1,600
Norfolk Southern Corp.                   COM      655844108           5          81 SH       Sole                     81
ONEOK Inc.                               COM      682680103          19         400 SH       Sole                    400
Oracle Corp.                             COM      68389X105       2,296      72,977 SH       Sole                 72,977
Pepsico Inc.                             COM      713448108       6,065      85,707 SH       Sole                 85,707
Phillips 66 Co.                          COM      718546104         840      18,123 SH       Sole                 18,123
Plum Creek Timber Co. Inc.               COM      729251108          44       1,000 SH       Sole                  1,000
Praxair Inc.                             COM      74005P104       4,678      45,031 SH       Sole                 45,031
QEP Resources Inc.                       COM      74733V100       1,728      54,587 SH       Sole                 54,587
Questar Corp.                            COM      748356102       1,930      94,927 SH       Sole                 94,927
Rayonier Inc.                            COM      754907103         130       2,654 SH       Sole                  2,654
Raytheon Co.                             COM      755111507          10         167 SH       Sole                    167
Roche Holdings Ltd. (ADR)                COM      771195104       2,960      62,991 SH       Sole                 62,991
Ryder Systems Inc.                       COM      783549108          28         729 SH       Sole                    729
SPDR S&P 500 (ETF)                       COM      78462F103         934       6,482 SH       Sole                  6,482
Schlumberger Ltd.                        COM      806857108          87       1,200 SH       Sole                  1,200
Sherwin-Williams Co.                     COM      824348106          97         650 SH       Sole                    650
St. Jude Medical Inc.                    COM      790849103          49       1,165 SH       Sole                  1,165
TMX Group LTD Co.                        COM      87262K105           7         136 SH       Sole                    136
Teva Pharmaceutical Industries           COM      881624209       2,546      61,490 SH       Sole                 61,490
The ADT Corporation Co.                  COM      00101J106           0          13 SH       Sole                     13
Thermo Fisher Scientific Inc.            COM      883556102           7         115 SH       Sole                    115
Transocean Ltd.                          COM      H8817H100         128       2,842 SH       Sole                  2,842
Tyco International Ltd.                  COM      h89128104         288       5,127 SH       Sole                  5,127
U.S. Bancorp                             COM      902973304       4,536     132,240 SH       Sole                132,240
Union Pacific Corp.                      COM      907818108       4,889      41,190 SH       Sole                 41,190
United Technologies Corp.                COM      913017109       5,628      71,884 SH       Sole                 71,884
VF Corp.                                 COM      918204108       5,622      35,280 SH       Sole                 35,280
Valero Energy Corp.                      COM      91913Y100           3         110 SH       Sole                    110
Varian Medical Systems Inc.              COM      92220P105          60       1,000 SH       Sole                  1,000
Vectren Corp.                            COM      92240G101          62       2,160 SH       Sole                  2,160
Wal-Mart Stores Inc.                     COM      931142103          14         185 SH       Sole                    185
Walt Disney Co.                          COM      254687106       7,997     152,974 SH       Sole                152,974
WellPoint Inc.                           COM      94973V107          46         800 SH       Sole                    800
Wells Fargo & Co.                        COM      949746101       3,983     115,341 SH       Sole                115,341
Xylem Inc.                               COM      98419M100          50       2,004 SH       Sole                  2,004
Zimmer Holdings Inc.                     COM      98956P102           5          75 SH       Sole                     75
SPDR Gold Trust                          ETF      78463v107      12,929      75,222 SH       Sole                 75,222
Vanguard MSCI Emerging Markets           ETF      922042858       1,228      29,443 SH       Sole                 29,443
iShares MSCI EAFE Index                  ETF      464287465       9,398     177,323 SH       Sole                177,323
iShares Russell 2000 Index Fun           ETF      464287655       2,424      29,052 SH       Sole                 29,052